UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)           (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2013

Security Description	Shares	Value
Common Stock (97.84%)

Basic Materials (1.66%)
Chemicals (0.74%)
Kingboard Chemical Holdings Ltd	15,000	38,564
Sinopec Shanghai Petrochemical Co Ltd	124,000	46,205
		84,769

Forest Products & Paper (0.59%)
Lee & Man Paper Manufacturing Ltd	39,000	22,829
Nine Dragons Paper Holdings Ltd	63,000	44,432
		67,261

Iron/Steel (0.09%)
Angang Steel Co Ltd	18,000	10,676

Mining (0.24%)
Zijin Mining Group Co Ltd	116,000	27,819

Total Basic Materials		190,525

Communications (11.95%)
Internet (5.08%)
Tencent Holdings Ltd	11,100	582,199

Telecommunications (6.87%)
China Mobile Ltd	41,900	468,113
Chunghwa Telecom Co Ltd	100,000	320,290
		788,403

Total Communications		1,370,602

Consumer, Cyclical (8.07%)
Auto Manufacturers (1.54%)
Great Wall Motor Co Ltd	32,500	176,205

Home Furnishings (1.11%)
Haier Electronics Group Co Ltd	66,000	127,815

Lodging (3.55%)
Formosa International Hotels Corp	8,800	98,813
Sands China Ltd	50,000	309,119
		407,932

Retail (1.87%)
Intime Department Store Group Co Ltd	41,000	44,828
SA SA International Holdings Ltd	150,000	169,226
		214,054
Total Consumer, Cyclical		926,006

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2013 (continued)

Consumer, Non-Cyclical (4.21%)
Food (3.49%)
Uni-President Enterprises Corp	52,046	96,991
Want Want China Holdings Ltd	200,000	303,769
		400,760

Pharmaceuticals (0.72%)
Sinopharm Group Co Ltd	13,500	33,872
TTY Biopharm Co Ltd	13,068	48,176
		82,048

Total Consumer, Non-Cyclical		482,808

Diversified (0.30%)
Holding Companies-Divers (0.30%)
Wharf Holdings Ltd	4,000	34,657
Total Diversified		34,657

Energy (5.03%)
Coal (0.52%)
China Shenhua Energy Co Ltd	12,500	38,036
Shougang Fushan Resources Group Ltd	64,000	21,537
		59,573

Energy-Alternate Sources (0.86%)
China Longyuan Power Group Corp	52,000	54,039
GCL-Poly Energy Holdings Ltd	156,000	45,055
		99,094

Oil & Gas (3.65%)
China Petroleum & Chemical Corp	78,000	61,045
CNOOC Ltd	137,000	278,737
PetroChina Co Ltd	70,000	77,257
		417,039
Total Energy		575,706

Financial (36.83%)

Banks (17.86%)
Bank of China Ltd	1,009,000	460,534
BOC Hong Kong Holdings Ltd	70,000	224,732
China Construction Bank Corp	739,000	568,835
China Minsheng Banking Corp Ltd	27,500	32,869
Chongqing Rural Commercial Bank	67,000	32,308
Hang Seng Bank Ltd	10,000	163,102
Industrial & Commercial Bank of China Ltd	813,000	567,095
		2,049,475

Diversified Financial Services (3.23%)
China Everbright Ltd	20,000	26,096
Fubon Financial Holding Co Ltd	167,713	231,997
Hong Kong Exchanges and Clearing Ltd	6,700	107,378
Mega Financial Holding Co Ltd	6,000	4,921
		370,392

Insurance (2.39%)
AIA Group Ltd	50,000	234,983
PICC Property & Casualty Co Ltd	28,860	39,145
		274,128

Real Estate (13.35%)
Cheung Kong Holdings Ltd	25,000	380,678
China Overseas Land & Investment Ltd	80,000	235,692
China Resources Land Ltd	14,000	39,802
Hysan Development Co Ltd	40,000	178,187
Kerry Properties Ltd	9,000	38,351
Link REIT/The	85,000	417,005
New World Development Co Ltd	23,000	34,578
Sino-Ocean Land Holdings Ltd	27,500	16,168
Sun Hung Kai Properties Ltd	14,000	190,436
		1,530,897
Total Financial		4,224,892

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2013 (continued)

Industrial (9.49%)
Building Materials (0.15%)
BBMG Corp	14,500	9,703
China National Building Material Co Ltd	8,000	7,684
		17,387

Electrical Components & Equipment (0.31%)
Tianneng Power International Ltd	90,000	35,044

Electronics (0.38%)
Hon Hai Precision Industry Co Ltd	17,202	44,158

Engineering & Construction (5.21%)
China State Construction International Holdings Ltd	372,000	598,585

Environmental Control (3.17%)
China Everbright International Ltd	411,200	363,171

Miscellaneous Manufacturing (0.27%)
Fosun International Ltd	39,000	30,724

Total Industrial		1,089,069

Technology (13.83%)
Computers (1.72%)
Asustek Computer Inc	20,000	159,299
Lenovo Group Ltd	36,000	37,644
		196,943

Semiconductors (12.11%)
Chipbond Technology Corp	233,000	479,916
MediaTek Inc	25,000	309,044
Taiwan Semiconductor Manufacturing Co Ltd	176,284	599,200
		1,388,160
Total Technology		1,585,103

Utilities (6.47%)
Electric (5.09%)
China Resources Power Holdings Co Ltd	94,000	223,489
Huaneng Power International Inc	92,000	91,811
Power Assets Holdings Ltd	30,000	268,441
		583,741

Gas (1.38%)
Hong Kong & China Gas Co Ltd	66,000	158,790

Total Utilities		742,531

Total Common Stock (Cost $9,119,997)		11,221,899

Total Investments (Cost $9,119,997) (a) (97.84%)		11,221,899
Other Net Assets (2.16%)		248,125
Net Assets (100.00%)		11,470,024

(a)	September 30, 2013, unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$2,310,286
Unrealized depreciation	(208,384)
Net unrealized appreciation	$2,101,902

Fair Value Measurements -

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available..

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2013 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$11,221,899	$-	$-	$11,221,899
Rights and warrants	-	-	-	$-
Short term securities	-	-	-	$-
Total investments in securities	$11,221,899	$-	$-	$11,221,899

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 18, 2013

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: November 18, 2013